Property and Equipment, Net (Details Textual)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 9,000
Proceeds from sales of property and equipment		55,000	42,500
Proceeds from the sale of manufacturing equipment, amount recognized in other income		55,000	42,500
GainLossOnSaleOfPropertyPlantEquipment	$ 3,000	$ 55,000